COMMITMENTS AND TRANSACTIONS (Narrative) (Details) - ILS (₪) ₪ in Millions		1 Months Ended	12 Months Ended
	Apr. 01, 2021	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Disclosure of transactions between related parties [line items]
Frequency fee expense			₪ 75	₪ 79	₪ 76
Commited to acquire property and equipment and software			64
Commited to acquire inventory			265
Maintenance fee for years 2021-2023			13
Bank guarantees			51
Intangible asset			521	₪ 538		₪ 30
Grants receivable			37
Price of tender		₪ 62
Apple Distribution International [Member]
Disclosure of transactions between related parties [line items]
Agreement period for purchase and resale	3 years
In respect of licenses [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees			28
Other parties [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees			23
PHI's debt [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees			₪ 50